ISSUED CAPITAL (Parentheticals) (Details) - shares	Jul. 12, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Number of shares issued		533,891,470	533,891,470
Shares Issued after Reporting Date
Disclosure of classes of share capital [line items]
Number of shares issued	3,083,580
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued		533,891,470	533,891,470
Options
Disclosure of classes of share capital [line items]
Number of shares issued